CONSOLIDATED BALANCE SHEETS $ in Thousands, $ in Thousands	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)
ASSETS
Cash and cash equivalents	$ 4,937,538	$ 632,134	$ 5,028,898
Cash held on behalf of clients	44,369,310	5,680,435	50,685,472
Restricted cash	1,232	158	1,215
Term deposit	5,540	709	5,860
Short-term investments	3,114,613	398,752	675,064
Securities purchased under agreements to resell	133,039	17,032	32,000
Loans and advances - current (net of allowance of HK$27,840 thousand and HK$45,949 thousand as of December 31, 2022 and 2023, respectively)	32,528,421	4,164,491	26,676,358
Receivables:
Clients	293,505	37,576	513,358
Brokers	5,189,155	664,348	5,914,963
Clearing organizations	4,244,793	543,445	3,066,953
Fund management companies and fund distributors	151,691	19,420	79,086
Interest	268,504	34,376	254,310
Prepaid assets	54,691	7,002	28,507
Other current assets	135,479	17,345	102,258
Total current assets	95,427,511	12,217,223	93,064,302
Operating lease right-of-use assets	224,092	28,690	196,864
Long-term investments	238,556	30,541	239,694
Loans and advances - non-current	18,934	2,424	36,765
Other non-current assets	1,226,754	157,055	965,205
Total non-current assets	1,708,336	218,710	1,438,528
Total assets	97,135,847	12,435,933	94,502,830
LIABILITIES
Amounts due to related parties	69,018	8,836	52,725
Payables:
Clients	48,762,263	6,242,848	57,209,066
Brokers	15,648,286	2,003,391	11,815,274
Clearing organizations	24,096	3,085	51,867
Fund management companies and fund distributors	175,575	22,478	90,801
Interest	44,109	5,647	9,864
Borrowings	5,651,565	723,549	2,480,532
Lease liabilities - current	114,682	14,682	109,416
Accrued expenses and other current liabilities	1,939,004	248,243	1,706,159
Total current liabilities	72,428,598	9,272,759	73,525,704
Lease liabilities - non-current	123,335	15,789	101,727
Other non-current liabilities	12,183	1,560	13,620
Total non-current liabilities	135,518	17,349	115,347
Total liabilities	72,564,116	9,290,108	73,641,051
Commitments and Contingencies (Note 28)
SHAREHOLDERS' EQUITY
Additional paid-in capital	18,456,438	2,362,908	18,154,442
Treasury stock (121,363,408 and 144,498,392 shares as of December 31, 2022 and 2023, respectively)	(5,199,257)	(665,641)	(4,324,565)
Accumulated other comprehensive loss	(49,433)	(6,329)	(47,846)
Retained earnings	11,360,890	1,454,492	7,079,416
Total shareholders' equity	24,568,736	3,145,442	20,861,544
Non-controlling interest	2,995	383	235
Total equity	24,571,731	3,145,825	20,861,779
Total liabilities and equity	97,135,847	12,435,933	94,502,830
Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	71	9	68
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	$ 27	$ 3	$ 29